Employee Benefits and Payroll Accruals (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits and Payroll Accruals [Abstract]
Schedule of Employee Benefits and Payroll Accruals
	December 31,
	2023	2022
Short-term employee benefits:
Benefits for vacation and recreation pay	142	529
Liability for payroll, bonuses and wages	264	732
	406	1,261